Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of EquiTrust Life Variable Account

EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Variable Account (the Separate Account), as of December 31, 2023, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1998.

Des Moines, Iowa

April 24, 2024

Appendix:

Subaccounts comprising EquiTrust Life Variable Account

Subaccounts

Product A & B

American Century VP Capital Appreciation Fund

American Century VP Inflation Protection Bond Fund

American Century VP Mid Cap Value Fund

American Century VP Ultra® Fund

American Century VP Value Fund

BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares

BNY Mellon VIF Appreciation Portfolio – Initial Shares

BNY Mellon VIF Growth & Income Portfolio – Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000® Small Cap Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

LVIP JPMorgan Mid Cap Value Fund - Standard

LVIP JPMorgan Small Cap Core Fund - Standard

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

Product C

Calvert VP EAFE International Index Portfolio - Class F

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000® Small Cap Index Portfolio - Class F

Calvert VP S&P MidCap 400 Index Portfolio - Class F

Columbia VP Small Cap Value Fund - Class 2

DWS International Growth VIP - Class A

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Real Estate Portfolio - Service Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 2

T. Rowe Price Equity Income Portfolio

T. Rowe Price International Stock Portfolio

EquiTrust Life Variable Account
Statements of Assets and Liabilities
December 31, 2023

		Net assets		Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Total net assets	Cost	Shares owned	Accumulation units outstanding
Product A & B
American Century VP Capital Appreciation Fund	$312,601	$312,601	$312,601	$312,391	21,983.21	6,353.46
American Century VP Inflation Protection Bond Fund	21,546	21,546	21,546	23,549	2,294.62	1,466.72
American Century VP Mid Cap Value Fund	8,779	8,779	8,779	8,927	451.58	231.13
American Century VP Ultra® Fund	335,899	335,899	335,899	248,771	13,095.46	5,497.94
American Century VP Value Fund	156,768	156,768	156,768	140,241	12,860.35	5,179.38
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	130,149	130,149	130,149	108,443	2,953.24	3,522.61
BNY Mellon VIF Appreciation Portfolio - Initial Shares	700,817	700,817	700,817	736,213	20,011.91	13,333.79
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	223,162	223,162	223,162	204,306	6,904.77	5,319.13
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	434,362	434,362	434,362	463,479	10,359.22	12,310.60
Calvert VP NASDAQ-100 Index Portfolio	623,833	623,833	623,833	287,427	4,357.29	6,718.85
Calvert VP Russell 2000® Small Cap Index Portfolio	200,994	200,994	200,994	192,258	2,519.98	4,514.70
Calvert VP S&P MidCap 400 Index Portfolio	187,077	187,077	187,077	167,547	1,564.19	3,088.63
Federated Hermes Government Money Fund II - Service Shares	285,389	285,389	285,389	285,389	285,389.38	29,175.39
Federated Hermes Managed Volatility Fund II - Primary Shares	682,705	682,705	682,705	755,681	75,687.92	36,627.72
Federated Hermes Quality Bond Fund II - Primary Shares	775,486	775,486	775,486	830,230	76,477.89	63,484.44
Fidelity® VIP Contrafund® Portfolio - Initial Class	892,512	892,512	892,512	689,698	18,353.11	12,449.31
Fidelity® VIP Growth & Income Portfolio - Initial Class	294,904	294,904	294,904	233,783	10,906.22	6,619.32
Fidelity® VIP Growth Portfolio - Initial Class	473,842	473,842	473,842	393,879	5,089.60	7,708.72
Fidelity® VIP High Income Portfolio - Service Class 2	423,919	423,919	423,919	487,451	96,785.11	14,677.07
Fidelity® VIP Index 500 Portfolio - Initial Class	720,436	720,436	720,436	388,350	1,560.10	13,917.98
Fidelity® VIP Mid Cap Portfolio - Service Class 2	520,740	520,740	520,740	502,209	15,011.23	7,864.04
Fidelity® VIP Overseas Portfolio - Initial Class	192,649	192,649	192,649	165,005	7,461.22	6,465.15
Franklin Global Real Estate VIP Fund - Class 2	214,466	214,466	214,466	247,559	17,088.90	10,589.39
Franklin Mutual Shares VIP Fund - Class 2	203,664	203,664	203,664	219,996	13,285.33	6,630.46
Franklin Small Cap Value VIP Fund - Class 2	294,815	294,815	294,815	311,725	22,216.66	5,349.20
Franklin Small-Mid Cap Growth VIP Fund - Class 2	225,614	225,614	225,614	257,396	16,937.97	5,279.85
Franklin U.S. Government Securities VIP Fund - Class 2	328,877	328,877	328,877	376,409	31,744.91	23,337.04
Templeton Growth VIP Fund - Class 2	135,948	135,948	135,948	129,730	11,338.47	5,730.52
LVIP JPMorgan Mid Cap Value Fund - Standard	412,334	412,334	412,334	420,451	40,532.24	6,290.20
LVIP JPMorgan Small Cap Core Fund - Standard	177,074	177,074	177,074	184,018	8,921.07	3,844.80
T. Rowe Price All-Cap Opportunities Portfolio	441,362	441,362	441,362	421,958	12,830.30	6,065.73
T. Rowe Price Equity Income Portfolio	502,765	502,765	502,765	496,040	18,111.14	11,127.92

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Variable Account
Statements of Assets and Liabilities (continued)
December 31, 2023

		Net assets		Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Total net assets	Cost	Shares owned	Accumulation units outstanding
T. Rowe Price Mid-Cap Growth Portfolio	$317,166	$317,166	$317,166	$301,957	10,895.44	3,114.97
T. Rowe Price Moderate Allocation Portfolio	574,955	574,955	574,955	582,262	28,719.01	14,130.53
T. Rowe Price International Stock Portfolio	409,008	409,008	409,008	407,025	27,249.01	18,548.78
Product C
Calvert VP EAFE International Index Portfolio - Class F	$7,815	$7,815	$7,815	$7,382	82.61	752.41
Calvert VP NASDAQ-100 Index Portfolio	11,317	11,317	11,317	7,875	79.04	433.16
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	2,442	2,442	2,442	2,361	30.97	74.91
Calvert VP S&P MidCap 400 Index Portfolio - Class F	118,596	118,596	118,596	109,389	993.85	5,209.69
Columbia VP Small Cap Value Fund - Class 2	72,892	72,892	72,892	71,740	5,690.21	2,222.08
DWS International Growth VIP - Class A	787	787	787	747	52.10	40.40
Federated Hermes Government Money Fund II - Service Shares	2,266	2,266	2,266	2,266	2,265.74	207.25
Federated Hermes Managed Volatility Fund II - Primary Shares	216	216	216	234	23.95	16.12
Federated Hermes Quality Bond Fund II - Primary Shares	149,666	149,666	149,666	159,165	14,759.96	10,958.79
Fidelity® VIP Contrafund® Portfolio - Service Class 2	151,949	151,949	151,949	121,037	3,244.70	3,280.78
Fidelity® VIP Growth Portfolio - Service Class 2	154,263	154,263	154,263	133,216	1,715.56	2,623.67
Fidelity® VIP High Income Portfolio - Service Class 2	78,412	78,412	78,412	88,905	17,902.34	3,949.49
Fidelity® VIP Index 500 Portfolio - Service Class 2	17,210	17,210	17,210	12,128	37.80	351.37
Fidelity® VIP Mid Cap Portfolio - Service Class 2	74,692	74,692	74,692	71,015	2,153.12	2,116.30
Fidelity® VIP Real Estate Portfolio - Service Class 2	52,111	52,111	52,111	54,057	3,087.14	2,092.54
Franklin Mutual Shares VIP Fund - Class 2	165,415	165,415	165,415	178,142	10,790.26	8,618.32
Franklin Small Cap Value VIP Fund - Class 2	11,029	11,029	11,029	11,580	831.15	313.01
Franklin U.S. Government Securities VIP Fund - Class 2	146,687	146,687	146,687	165,402	14,158.97	11,352.08
Templeton Global Bond VIP Fund - Class 2	57,372	57,372	57,372	64,865	4,468.24	5,692.43
T. Rowe Price Equity Income Portfolio	30,174	30,174	30,174	29,301	1,086.95	880.13
T. Rowe Price International Stock Portfolio	184,100	184,100	184,100	182,679	12,265.16	9,754.31

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Variable Account
Statements of Operations
Year Ended December 31, 2023

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations
Product A & B
American Century VP Capital Appreciation Fund	$-	$(2,553)	$(2,553)	$(1,529)	$410	$(1,119)	$54,940	$51,268
American Century VP Inflation Protection Bond Fund	757	(186)	571	(69)	-	(69)	52	554
American Century VP Mid Cap Value Fund	195	(74)	121	27	928	955	(646)	430
American Century VP Ultra® Fund	-	(2,614)	(2,614)	3,721	20,221	23,942	79,453	100,781
American Century VP Value Fund	3,553	(1,311)	2,242	2,248	11,544	13,792	(5,238)	10,796
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	623	(1,053)	(430)	278	13,939	14,217	10,195	23,982
BNY Mellon VIF Appreciation Portfolio - Initial Shares	4,641	(5,772)	(1,131)	(7,475)	54,769	47,294	71,280	117,443
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,351	(1,833)	(482)	2,210	21,969	24,179	22,659	46,356
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,347	(3,692)	(2,345)	2,955	9,079	12,034	23,498	33,187
Calvert VP NASDAQ-100 Index Portfolio	1,800	(4,798)	(2,998)	21,942	-	21,942	202,366	221,310
Calvert VP Russell 2000® Small Cap Index Portfolio	1,616	(1,617)	(1)	(365)	103	(262)	27,166	26,903
Calvert VP S&P MidCap 400 Index Portfolio	2,161	(1,563)	598	1,597	7,293	8,890	15,354	24,842
Federated Hermes Government Money Fund II - Service Shares	12,294	(2,478)	9,816	-	-	-	-	9,816
Federated Hermes Managed Volatility Fund II - Primary Shares	12,005	(5,769)	6,236	(9,490)	-	(9,490)	52,302	49,048
Federated Hermes Quality Bond Fund II - Primary Shares	19,760	(6,732)	13,028	(7,719)	-	(7,719)	32,700	38,009
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,972	(7,257)	(3,285)	27,143	28,801	55,944	174,823	227,482
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,625	(2,436)	2,189	3,776	10,412	14,188	27,488	43,865
Fidelity® VIP Growth Portfolio - Initial Class	549	(3,735)	(3,186)	11,157	19,695	30,852	98,228	125,894
Fidelity® VIP High Income Portfolio - Service Class 2	23,309	(3,606)	19,703	(8,212)	-	(8,212)	24,751	36,242
Fidelity® VIP Index 500 Portfolio - Initial Class	9,866	(6,059)	3,807	72,113	6,599	78,712	71,556	154,075
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,899	(4,336)	(2,437)	6,612	14,134	20,746	46,203	64,512
Fidelity® VIP Overseas Portfolio - Initial Class	1,902	(1,584)	318	2,001	481	2,482	28,124	30,924
Franklin Global Real Estate VIP Fund - Class 2	5,753	(1,787)	3,966	(2,532)	-	(2,532)	18,845	20,279
Franklin Mutual Shares VIP Fund - Class 2	3,613	(1,691)	1,922	(2,465)	16,631	14,166	6,683	22,771
Franklin Small Cap Value VIP Fund - Class 2	1,441	(2,459)	(1,018)	(4,558)	15,625	11,067	21,347	31,396
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(1,778)	(1,778)	(2,562)	-	(2,562)	50,438	46,098
Franklin U.S. Government Securities VIP Fund - Class 2	8,700	(2,852)	5,848	(3,402)	-	(3,402)	8,471	10,917
Templeton Growth VIP Fund - Class 2	4,249	(1,156)	3,093	(7,710)	-	(7,710)	29,895	25,278
LVIP JPMorgan Mid Cap Value Fund - Standard	12,147	(3,397)	8,750	(2,161)	32,723	30,562	(1,850)	37,462
LVIP JPMorgan Small Cap Core Fund - Standard	2,257	(1,470)	787	954	1,434	2,388	15,973	19,148
T. Rowe Price All-Cap Opportunities Portfolio	1,013	(3,547)	(2,534)	2,302	29,105	31,407	68,454	97,327
T. Rowe Price Equity Income Portfolio	9,901	(4,234)	5,667	(100)	20,482	20,382	13,840	39,889

See accompanying notes.

EquiTrust Life Variable Account
Statements of Operations (continued)
Year Ended December 31, 2023

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations
T. Rowe Price Mid-Cap Growth Portfolio	$-	$(2,616)	$(2,616)	$114	$19,151	$19,265	$34,454	$51,103
T. Rowe Price Moderate Allocation Portfolio	12,424	(4,765)	7,659	(2,202)	1,560	(642)	64,780	71,797
T. Rowe Price International Stock Portfolio	3,889	(3,503)	386	(3,825)	-	(3,825)	59,249	55,810
Product C
Calvert VP EAFE International Index Portfolio - Class F	$217	$-	$217	$-	$-	$-	$935	$1,152
Calvert VP NASDAQ-100 Index Portfolio	32	-	32	23	-	23	3,906	3,961
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	20	-	20	(3)	1	(2)	320	338
Calvert VP S&P MidCap 400 Index Portfolio - Class F	1,357	-	1,357	130	4,579	4,709	10,174	16,240
Columbia VP Small Cap Value Fund - Class 2	274	-	274	(1,814)	4,670	2,856	9,873	13,003
DWS International Growth VIP - Class A	5	-	5	13	-	13	87	105
Federated Hermes Government Money Fund II - Service Shares	96	-	96	-	-	-	-	96
Federated Hermes Managed Volatility Fund II - Primary Shares	4	-	4	(6)	-	(6)	18	16
Federated Hermes Quality Bond Fund II - Primary Shares	3,661	-	3,661	(881)	-	(881)	5,838	8,618
Fidelity® VIP Contrafund® Portfolio - Service Class 2	360	-	360	2,458	5,002	7,460	30,124	37,944
Fidelity® VIP Growth Portfolio - Service Class 2	5	-	5	2,008	6,610	8,618	32,171	40,794
Fidelity® VIP High Income Portfolio - Service Class 2	4,306	-	4,306	(766)	-	(766)	3,671	7,211
Fidelity® VIP Index 500 Portfolio - Service Class 2	196	-	196	154	137	291	3,022	3,509
Fidelity® VIP Mid Cap Portfolio - Service Class 2	272	-	272	364	2,015	2,379	6,944	9,595
Fidelity® VIP Real Estate Portfolio - Service Class 2	1,091	-	1,091	(396)	1,729	1,333	2,517	4,941
Franklin Mutual Shares VIP Fund - Class 2	2,923	-	2,923	(2,095)	13,455	11,360	5,361	19,644
Franklin Small Cap Value VIP Fund - Class 2	52	-	52	(78)	566	488	700	1,240
Franklin U.S. Government Securities VIP Fund - Class 2	3,767	-	3,767	(1,538)	-	(1,538)	3,991	6,220
Templeton Global Bond VIP Fund - Class 2	-	-	-	(908)	-	(908)	2,539	1,631
T. Rowe Price Equity Income Portfolio	580	-	580	(41)	1,226	1,185	854	2,619
T. Rowe Price International Stock Portfolio	1,749	-	1,749	(2,045)	-	(2,045)	27,144	26,848

See accompanying notes.

EquiTrust Life Variable Account
Statements of Changes in Net Assets
For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
Product A & B
American Century VP Capital Appreciation Fund	$261,586	$(2,553)	$(1,119)	$54,940	$51,268	$11,724	$(545)	$-	$(11,398)	$(34)	$(253)	$51,015	$312,601
American Century VP Inflation Protection Bond Fund	20,120	571	(69)	52	554	1,207	-	-	(335)	-	872	1,426	21,546
American Century VP Mid Cap Value Fund	8,362	121	955	(646)	430	1,053	-	-	(1,047)	(19)	(13)	417	8,779
American Century VP Ultra® Fund	240,003	(2,614)	23,942	79,453	100,781	6,800	-	-	(11,686)	1	(4,885)	95,896	335,899
American Century VP Value Fund	121,734	2,242	13,792	(5,238)	10,796	6,531	(1,863)	(474)	(7,531)	27,575	24,238	35,034	156,768
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	107,988	(430)	14,217	10,195	23,982	4,681	(2,365)	-	(4,137)	-	(1,821)	22,161	130,149
BNY Mellon VIF Appreciation Portfolio - Initial Shares	596,175	(1,131)	47,294	71,280	117,443	22,377	(2,727)	(532)	(25,432)	(6,487)	(12,801)	104,642	700,817
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	183,958	(482)	24,179	22,659	46,356	5,087	(4,283)	-	(7,956)	-	(7,152)	39,204	223,162
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	401,080	(2,345)	12,034	23,498	33,187	19,959	(1,479)	-	(18,322)	(63)	95	33,282	434,362
Calvert VP NASDAQ-100 Index Portfolio	424,816	(2,998)	21,942	202,366	221,310	6,007	-	-	(28,577)	277	(22,293)	199,017	623,833
Calvert VP Russell 2000® Small Cap Index Portfolio	171,805	(1)	(262)	27,166	26,903	8,653	-	-	(6,360)	(7)	2,286	29,189	200,994
Calvert VP S&P MidCap 400 Index Portfolio	169,180	598	8,890	15,354	24,842	4,649	(49)	-	(11,513)	(32)	(6,945)	17,897	187,077
Federated Hermes Government Money Fund II - Service Shares	248,949	9,816	-	-	9,816	24,130	(3,849)	-	(14,871)	21,214	26,624	36,440	285,389
Federated Hermes Managed Volatility Fund II - Primary Shares	634,747	6,236	(9,490)	52,302	49,048	38,888	(5,826)	-	(34,106)	(46)	(1,090)	47,958	682,705
Federated Hermes Quality Bond Fund II - Primary Shares	722,325	13,028	(7,719)	32,700	38,009	46,139	(9,066)	(2,683)	(42,082)	22,844	15,152	53,161	775,486
Fidelity® VIP Contrafund® Portfolio - Initial Class	721,394	(3,285)	55,944	174,823	227,482	24,610	(41,009)	(556)	(36,698)	(2,711)	(56,364)	171,118	892,512

See accompanying notes.

EquiTrust Life Variable Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
Fidelity® VIP Growth & Income Portfolio - Initial Class	$240,807	$2,189	$14,188	$27,488	$43,865	$11,603	$(3,776)	$(1,548)	$(11,900)	$15,853	$10,232	$54,097	$294,904
Fidelity® VIP Growth Portfolio - Initial Class	386,693	(3,186)	30,852	98,228	125,894	10,142	(2,884)	(3,362)	(13,075)	(29,566)	(38,745)	87,149	473,842
Fidelity® VIP High Income Portfolio - Service Class 2	394,271	19,703	(8,212)	24,751	36,242	21,434	(8,096)	(980)	(19,392)	440	(6,594)	29,648	423,919
Fidelity® VIP Index 500 Portfolio - Initial Class	656,372	3,807	78,712	71,556	154,075	17,440	(80,548)	(2,657)	(23,853)	(393)	(90,011)	64,064	720,436
Fidelity® VIP Mid Cap Portfolio - Service Class 2	481,004	(2,437)	20,746	46,203	64,512	17,544	(2,685)	(2,607)	(20,251)	(16,777)	(24,776)	39,736	520,740
Fidelity® VIP Overseas Portfolio - Initial Class	155,713	318	2,482	28,124	30,924	10,406	(3,043)	-	(6,644)	5,293	6,012	36,936	192,649
Franklin Global Real Estate VIP Fund - Class 2	195,991	3,966	(2,532)	18,845	20,279	13,733	(3,120)	(446)	(11,863)	(108)	(1,804)	18,475	214,466
Franklin Mutual Shares VIP Fund - Class 2	180,069	1,922	14,166	6,683	22,771	9,114	(3,336)	(485)	(7,787)	3,318	824	23,595	203,664
Franklin Small Cap Value VIP Fund - Class 2	268,337	(1,018)	11,067	21,347	31,396	11,241	(3,255)	(1,976)	(11,947)	1,019	(4,918)	26,478	294,815
Franklin Small-Mid Cap Growth VIP Fund - Class 2	179,573	(1,778)	(2,562)	50,438	46,098	8,488	(883)	(164)	(8,043)	545	(57)	46,041	225,614
Franklin U.S. Government Securities VIP Fund - Class 2	304,932	5,848	(3,402)	8,471	10,917	18,393	(598)	(495)	(17,697)	13,425	13,028	23,945	328,877
Templeton Growth VIP Fund - Class 2	145,113	3,093	(7,710)	29,895	25,278	7,691	(4,818)	-	(5,509)	(31,807)	(34,443)	(9,165)	135,948
LVIP JPMorgan Mid Cap Value Fund - Standard	372,128	8,750	30,562	(1,850)	37,462	14,537	(2,421)	(486)	(16,758)	7,872	2,744	40,206	412,334
LVIP JPMorgan Small Cap Core Fund - Standard	159,745	787	2,388	15,973	19,148	5,065	-	-	(6,894)	10	(1,819)	17,329	177,074
T. Rowe Price All-Cap Opportunities Portfolio	353,446	(2,534)	31,407	68,454	97,327	8,313	(94)	(3,449)	(14,262)	81	(9,411)	87,916	441,362
T. Rowe Price Equity Income Portfolio	494,537	5,667	20,382	13,840	39,889	17,460	(9,990)	-	(21,423)	(17,708)	(31,661)	8,228	502,765

See accompanying notes.

EquiTrust Life Variable Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
T. Rowe Price Mid-Cap Growth Portfolio	$272,707	$(2,616)	$19,265	$34,454	$51,103	$7,252	$(4,582)	$-	$(9,307)	$(7)	$(6,644)	$44,459	$317,166
T. Rowe Price Moderate Allocation Portfolio	500,651	7,659	(642)	64,780	71,797	29,987	(2,715)	-	(25,285)	520	2,507	74,304	574,955
T. Rowe Price International Stock Portfolio	373,984	386	(3,825)	59,249	55,810	20,371	(7,045)	(2,440)	(16,789)	(14,883)	(20,786)	35,024	409,008
Product C
Calvert VP EAFE International Index Portfolio - Class F	$6,507	$217	$-	$935	$1,152	$242	$-	$-	$(86)	$-	$156	$1,308	$7,815
Calvert VP NASDAQ-100 Index Portfolio	7,225	32	23	3,906	3,961	243	-	-	(112)	-	131	4,092	11,317
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	1,993	20	(2)	320	338	151	-	-	(40)	-	111	449	2,442
Calvert VP S&P MidCap 400 Index Portfolio - Class F	100,592	1,357	4,709	10,174	16,240	7,943	(1,316)	-	(5,782)	919	1,764	18,004	118,596
Columbia VP Small Cap Value Fund - Class 2	57,297	274	2,856	9,873	13,003	4,564	(764)	-	(3,383)	2,175	2,592	15,595	72,892
DWS International Growth VIP - Class A	646	5	13	87	105	104	-	-	(68)	-	36	141	787
Federated Hermes Government Money Fund II - Service Shares	2,046	96	-	-	96	270	-	-	(146)	-	124	220	2,266
Federated Hermes Managed Volatility Fund II - Primary Shares	188	4	(6)	18	16	30	-	-	(18)	-	12	28	216
Federated Hermes Quality Bond Fund II - Primary Shares	137,814	3,661	(881)	5,838	8,618	12,299	(1,322)	-	(7,515)	(228)	3,234	11,852	149,666
Fidelity® VIP Contrafund® Portfolio - Service Class 2	115,182	360	7,460	30,124	37,944	9,458	(1,475)	-	(6,868)	(2,292)	(1,177)	36,767	151,949
Fidelity® VIP Growth Portfolio - Service Class 2	113,994	5	8,618	32,171	40,794	9,028	(1,341)	-	(6,474)	(1,738)	(525)	40,269	154,263
Fidelity® VIP High Income Portfolio - Service Class 2	68,578	4,306	(766)	3,671	7,211	5,760	(679)	-	(3,670)	1,212	2,623	9,834	78,412
Fidelity® VIP Index 500 Portfolio - Service Class 2	13,392	196	291	3,022	3,509	616	-	-	(307)	-	309	3,818	17,210

See accompanying notes.

EquiTrust Life Variable Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
Fidelity® VIP Mid Cap Portfolio - Service Class 2	$63,810	$272	$2,379	$6,944	$9,595	$4,494	$(576)	$-	$(2,948)	$317	$1,287	$10,882	$74,692
Fidelity® VIP Real Estate Portfolio - Service Class 2	40,025	1,091	1,333	2,517	4,941	3,755	(543)	-	(2,408)	6,341	7,145	12,086	52,111
Franklin Mutual Shares VIP Fund - Class 2	141,174	2,923	11,360	5,361	19,644	12,307	(2,134)	-	(9,165)	3,589	4,597	24,241	165,415
Franklin Small Cap Value VIP Fund - Class 2	9,569	52	488	700	1,240	394	-	-	(174)	-	220	1,460	11,029
Franklin U.S. Government Securities VIP Fund - Class 2	135,452	3,767	(1,538)	3,991	6,220	12,232	(1,307)	-	(7,420)	1,510	5,015	11,235	146,687
Templeton Global Bond VIP Fund - Class 2	53,958	-	(908)	2,539	1,631	5,154	(652)	-	(3,346)	627	1,783	3,414	57,372
T. Rowe Price Equity Income Portfolio	25,956	580	1,185	854	2,619	1,237	-	-	(560)	922	1,599	4,218	30,174
T. Rowe Price International Stock Portfolio	168,355	1,749	(2,045)	27,144	26,848	13,188	(1,883)	-	(9,053)	(13,355)	(11,103)	15,745	184,100

See accompanying notes.

EquiTrust Life Variable Account
Statements of Changes in Net Assets
For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2022
Product A & B
American Century VP Capital Appreciation Fund	$397,333	$(2,612)	$38,455	$(148,904)	$(113,061)	$11,753	$(19,894)	$(3,834)	$(11,562)	$851	$(22,686)	$(135,747)	$261,586
American Century VP Inflation Protection Bond Fund	26,320	977	(644)	(3,958)	(3,625)	1,534	(3,863)	-	(459)	213	(2,575)	(6,200)	20,120
American Century VP Mid Cap Value Fund	8,535	114	1,186	(1,483)	(183)	1,035	-	-	(1,006)	(19)	10	(173)	8,362
American Century VP Ultra® Fund	369,165	(2,521)	35,288	(153,080)	(120,313)	7,184	-	(4,499)	(11,513)	(21)	(8,849)	(129,162)	240,003
American Century VP Value Fund	150,122	1,467	20,826	(22,519)	(226)	4,951	(7,318)	(7,270)	(6,131)	(12,394)	(28,162)	(28,388)	121,734
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	151,651	(741)	9,832	(44,651)	(35,560)	3,772	-	(32)	(5,855)	(5,988)	(8,103)	(43,663)	107,988
BNY Mellon VIF Appreciation Portfolio - Initial Shares	770,197	(1,405)	184,435	(325,228)	(142,198)	21,670	(14,983)	(10,567)	(23,976)	(3,968)	(31,824)	(174,022)	596,175
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	222,068	(188)	41,094	(75,363)	(34,457)	5,560	(2,089)	-	(7,270)	146	(3,653)	(38,110)	183,958
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	538,450	(3,867)	114,721	(198,523)	(87,669)	20,409	(53,218)	-	(18,009)	1,117	(49,701)	(137,370)	401,080
Calvert VP NASDAQ-100 Index Portfolio	675,550	(3,695)	49,503	(267,731)	(221,923)	6,430	(11,231)	(362)	(25,499)	1,851	(28,811)	(250,734)	424,816
Calvert VP Russell 2000® Small Cap Index Portfolio	220,644	(127)	19,981	(66,122)	(46,268)	9,243	(395)	(4,729)	(6,623)	(67)	(2,571)	(48,839)	171,805
Calvert VP S&P MidCap 400 Index Portfolio	231,900	37	28,552	(60,312)	(31,723)	5,933	(10,189)	(4,658)	(12,406)	(9,677)	(30,997)	(62,720)	169,180
Federated Hermes Government Money Fund II - Service Shares	238,504	660	-	-	660	22,351	(247)	-	(12,332)	13	9,785	10,445	248,949
Federated Hermes Managed Volatility Fund II - Primary Shares	789,294	6,329	150,598	(266,302)	(109,375)	39,648	(58,029)	-	(32,265)	5,474	(45,172)	(154,547)	634,747
Federated Hermes Quality Bond Fund II - Primary Shares	822,868	12,482	4,694	(99,258)	(82,082)	44,979	(34,115)	(3,578)	(39,459)	13,712	(18,461)	(100,543)	722,325
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,076,382	(3,205)	59,634	(337,429)	(281,000)	25,443	(47,965)	(15,157)	(36,133)	(176)	(73,988)	(354,988)	721,394

See accompanying notes.

EquiTrust Life Variable Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2022
Fidelity® VIP Growth & Income Portfolio - Initial Class	$272,141	$1,833	$8,806	$(26,825)	$(16,186)	$10,532	$(7,889)	$(5,510)	$(13,096)	$815	$(15,148)	$(31,334)	$240,807
Fidelity® VIP Growth Portfolio - Initial Class	561,301	(1,242)	50,955	(187,848)	(138,135)	12,039	(35,818)	-	(14,171)	1,477	(36,473)	(174,608)	386,693
Fidelity® VIP High Income Portfolio - Service Class 2	465,762	17,522	(8,114)	(66,628)	(57,220)	22,400	(12,331)	(2,343)	(19,218)	(2,779)	(14,271)	(71,491)	394,271
Fidelity® VIP Index 500 Portfolio - Initial Class	845,897	3,984	38,867	(201,588)	(158,737)	19,534	(28,697)	(1,094)	(23,553)	3,022	(30,788)	(189,525)	656,372
Fidelity® VIP Mid Cap Portfolio - Service Class 2	605,076	(3,178)	40,522	(131,716)	(94,372)	19,733	(18,962)	(11,049)	(21,227)	1,805	(29,700)	(124,072)	481,004
Fidelity® VIP Overseas Portfolio - Initial Class	229,891	254	7,055	(63,565)	(56,256)	9,854	(18,832)	(372)	(8,374)	(198)	(17,922)	(74,178)	155,713
Franklin Global Real Estate VIP Fund - Class 2	264,787	3,337	15,396	(89,933)	(71,200)	15,175	(203)	(64)	(12,311)	(193)	2,404	(68,796)	195,991
Franklin Mutual Shares VIP Fund - Class 2	220,834	1,823	14,885	(34,226)	(17,518)	9,748	(14,127)	(7,782)	(7,507)	(3,579)	(23,247)	(40,765)	180,069
Franklin Small Cap Value VIP Fund - Class 2	357,761	197	44,271	(78,273)	(33,805)	12,320	(55,768)	(2,234)	(12,007)	2,070	(55,619)	(89,424)	268,337
Franklin Small-Mid Cap Growth VIP Fund - Class 2	292,713	(1,855)	48,879	(146,064)	(99,040)	9,203	(14,429)	(6,643)	(9,250)	7,019	(14,100)	(113,140)	179,573
Franklin U.S. Government Securities VIP Fund - Class 2	362,792	4,925	(6,329)	(36,194)	(37,598)	16,833	(14,613)	(2,258)	(16,977)	(3,247)	(20,262)	(57,860)	304,932
Templeton Growth VIP Fund - Class 2	167,976	(1,109)	(547)	(19,270)	(20,926)	9,866	(5,279)	-	(6,603)	79	(1,937)	(22,863)	145,113
LVIP JPMorgan Mid Cap Value Fund - Standard	442,275	182	61,881	(100,243)	(38,180)	15,282	(15,462)	(12,830)	(17,038)	(1,919)	(31,967)	(70,147)	372,128
LVIP JPMorgan Small Cap Core Fund - Standard	198,765	(744)	37,541	(77,006)	(40,209)	5,357	(3,625)	-	(6,644)	6,101	1,189	(39,020)	159,745
T. Rowe Price All-Cap Opportunities Portfolio	486,425	(3,572)	23,726	(126,252)	(106,098)	9,532	-	(4,515)	(14,594)	(17,304)	(26,881)	(132,979)	353,446
T. Rowe Price Equity Income Portfolio	507,472	4,869	25,013	(51,564)	(21,682)	19,939	-	-	(22,343)	11,151	8,747	(12,935)	494,537

See accompanying notes.

EquiTrust Life Variable Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2022
T. Rowe Price Mid-Cap Growth Portfolio	$357,746	$(2,574)	$8,641	$(89,295)	$(83,228)	$7,181	$-	$-	$(8,992)	$-	$(1,811)	$(85,039)	$272,707
T. Rowe Price Moderate Allocation Portfolio	647,278	3,604	4,294	(129,803)	(121,905)	30,471	(22,473)	(593)	(25,880)	(6,247)	(24,722)	(146,627)	500,651
T. Rowe Price International Stock Portfolio	451,436	(397)	11,575	(83,656)	(72,478)	19,626	(16,362)	(12,918)	(17,139)	21,819	(4,974)	(77,452)	373,984
Product C
Calvert VP EAFE International Index Portfolio - Class F	$7,477	$232	$(8)	$(1,334)	$(1,110)	$239	$-	$-	$(99)	$-	$140	$(970)	$6,507
Calvert VP NASDAQ-100 Index Portfolio	10,586	15	416	(3,904)	(3,473)	238	-	-	(126)	-	112	(3,361)	7,225
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	2,374	17	222	(736)	(497)	151	-	-	(35)	-	116	(381)	1,993
Calvert VP S&P MidCap 400 Index Portfolio - Class F	113,693	980	11,433	(27,981)	(15,568)	7,858	-	-	(5,531)	140	2,467	(13,101)	100,592
Columbia VP Small Cap Value Fund - Class 2	61,791	281	21,068	(26,988)	(5,639)	4,524	-	-	(3,107)	(272)	1,145	(4,494)	57,297
DWS International Growth VIP - Class A	849	7	22	(273)	(244)	104	-	-	(63)	-	41	(203)	646
Federated Hermes Government Money Fund II - Service Shares	1,890	23	-	-	23	270	-	-	(137)	-	133	156	2,046
Federated Hermes Managed Volatility Fund II - Primary Shares	204	3	40	(71)	(28)	30	-	-	(18)	-	12	(16)	188
Federated Hermes Quality Bond Fund II - Primary Shares	148,889	3,524	1,294	(18,739)	(13,921)	12,112	-	-	(7,679)	(1,587)	2,846	(11,075)	137,814
Fidelity® VIP Contrafund® Portfolio - Service Class 2	155,399	338	7,438	(49,219)	(41,443)	9,350	-	-	(6,474)	(1,650)	1,226	(40,217)	115,182
Fidelity® VIP Growth Portfolio - Service Class 2	150,245	427	10,930	(48,693)	(37,336)	8,926	-	-	(6,102)	(1,739)	1,085	(36,251)	113,994
Fidelity® VIP High Income Portfolio - Service Class 2	77,898	3,689	(1,332)	(11,489)	(9,132)	5,675	-	-	(3,669)	(2,194)	(188)	(9,320)	68,578
Fidelity® VIP Index 500 Portfolio - Service Class 2	16,066	173	248	(3,401)	(2,980)	614	-	-	(308)	-	306	(2,674)	13,392

See accompanying notes.

EquiTrust Life Variable Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2022
Fidelity® VIP Mid Cap Portfolio - Service Class 2	$73,695	$180	$4,948	$(16,269)	$(11,141)	$4,461	$-	$-	$(2,882)	$(323)	$1,256	$(9,885)	$63,810
Fidelity® VIP Real Estate Portfolio - Service Class 2	60,821	518	1,511	(18,184)	(16,155)	3,731	-	-	(2,501)	(5,871)	(4,641)	(20,796)	40,025
Franklin Mutual Shares VIP Fund - Class 2	156,847	2,691	14,779	(29,196)	(11,726)	12,159	-	-	(8,808)	(7,298)	(3,947)	(15,673)	141,174
Franklin Small Cap Value VIP Fund - Class 2	10,428	95	1,725	(2,876)	(1,056)	390	-	-	(193)	-	197	(859)	9,569
Franklin U.S. Government Securities VIP Fund - Class 2	147,520	3,252	(1,439)	(16,361)	(14,548)	12,044	-	-	(7,677)	(1,887)	2,480	(12,068)	135,452
Templeton Global Bond VIP Fund - Class 2	56,904	-	(1,835)	(991)	(2,826)	5,056	-	-	(3,393)	(1,783)	(120)	(2,946)	53,958
T. Rowe Price Equity Income Portfolio	28,645	496	1,475	(2,878)	(907)	1,260	-	-	(546)	(2,496)	(1,782)	(2,689)	25,956
T. Rowe Price International Stock Portfolio	175,110	1,360	2,912	(32,295)	(28,023)	13,074	-	-	(8,579)	16,773	21,268	(6,755)	168,355

See accompanying notes.

EquiTrust Life Variable Account

Notes to Financial Statements

December 31, 2023

1. Organization and Significant Accounting Policies

Organization

EquiTrust Life Variable Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for flexible premium variable life insurance policies (Product A), flexible premium last survivor variable life insurance policies (Product B) and variable universal life insurance policies (Product C) issued by the Company. The Company discontinued underwriting new sales of all variable life insurance products but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the life insurance policies is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible policy owners, the Account invests in the following fifty investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible policy owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund	Product
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	A & B
American Century VP Inflation Protection Bond Fund	A & B
American Century VP Mid Cap Value Fund	A & B
American Century VP Ultra® Fund	A & B
American Century VP Value Fund	A & B
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares	A & B
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio - Initial Shares	A & B
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	A & B
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	A & B
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio - Class F	C
Calvert VP NASDAQ-100 Index Portfolio	A, B & C
Calvert VP Russell 2000® Small Cap Index Portfolio	A & B
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	C
Calvert VP S&P MidCap 400 Index Portfolio	A & B
Calvert VP S&P MidCap 400 Index Portfolio - Class F	C
Columbia Variable Products, Inc.
Columbia VP Overseas Core Fund - Class 1 (1)	C
Columbia VP Select Mid Cap Value Fund - Class 1 (1)	C
Columbia VP Small Cap Value Fund - Class 2	C
Columbia VP Small Company Growth Fund - Class 2 (1)	C
Deutsche DWS Variable Series I
DWS Global Small Cap VIP - Class A (1)	C

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

Subaccount / Fund	Product
Deutsche DWS Variable Series II
DWS International Growth VIP - Class A	C
Federated Hermes Insurance Series
Federated Hermes Government Money Fund II - Service Shares	A, B & C
Federated Hermes Managed Volatility Fund II - Primary Shares	A, B & C
Federated Hermes Quality Bond Fund II - Primary Shares	A, B & C
Fidelity® Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Initial Class	A & B
Fidelity® VIP Contrafund® Portfolio - Service Class 2	C
Fidelity® VIP Growth & Income Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Service Class 2	C
Fidelity® VIP High Income Portfolio - Service Class 2	A, B & C
Fidelity® VIP Index 500 Portfolio - Initial Class	A & B
Fidelity® VIP Index 500 Portfolio - Service Class 2	C
Fidelity® VIP Mid Cap Portfolio - Service Class 2	A, B & C
Fidelity® VIP Overseas Portfolio - Initial Class	A & B
Fidelity® VIP Real Estate Portfolio - Service Class 2	C
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2	A & B
Franklin Mutual Shares VIP Fund - Class 2	A, B & C
Franklin Small Cap Value VIP Fund - Class 2	A, B & C
Franklin Small-Mid Cap Growth VIP Fund - Class 2	A & B
Franklin U.S. Government Securities VIP Fund - Class 2	A, B & C
Templeton Global Bond VIP Fund - Class 2	C
Templeton Growth VIP Fund - Class 2	A & B
Lincoln Variable Insurance Products Trust (2)
LVIP JPMorgan Mid Cap Value Fund – Standard (2)	A & B
LVIP JPMorgan Small Cap Core Fund – Standard (2)	A & B
LVIP JPMorgan Small Cap Core Fund – Service (1) (2)	C
T. Rowe Price Equity Series, Inc.
T. Rowe Price All-Cap Opportunities Portfolio (1)	A, B & C
T. Rowe Price Equity Income Portfolio	A & B
T. Rowe Price Mid-Cap Growth Portfolio	A, B & C
T. Rowe Price Moderate Allocation Portfolio (1)	A, B & C
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	A, B & C

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

(1)	Product C subaccount was inactive during 2023 and 2022; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.
(2)	On April 28, 2023, J.P. Morgan Insurance Trust funds were reorganized into newly formed funds of Lincoln Variable Insurance Products Trust. On that date, assets of each fund were transferred as noted below. In addition, subaccounts that had invested in the J.P. Morgan Insurance Trust funds transferred their investment into the respective newly formed fund as noted below.

Newly formed fund/portfolio	Former fund/portfolio
LVIP JPMorgan Mid Cap Value Fund – Standard	J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
LVIP JPMorgan Small Cap Core Fund – Standard	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1
LVIP JPMorgan Small Cap Core Fund – Service	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2023, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 0.90% of the average daily net asset value of the Account for Product A and B, included in the Statements of Operations. Product C assesses a monthly risk charge at a rate of 0.03% based on the accumulated value of the policy, included in Transfers of cost of insurance and other charges on the Statements of Changes in Net Assets. These

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

Premium Expense Charge: Premiums paid by the policyholders are reduced by a 7% premium expense charge for each premium up to the target premium and 7% of each premium over the target premium for Product A. (Product A policies issued prior to May 1, 2006, the premium expense charge is 7% of each premium up to the target premium, as defined in the prospectus, and 2% for each premium over the target premium.) Premiums paid by the policyholders are reduced by a 7% premium expense charge up to the target premium, as defined in the prospectus and 2% for each premium over the target premium for Product B. The charge is used to compensate the Company for expenses incurred in connection with the distribution of the policies and for premium taxes imposed by various states and political subdivisions. Product C is not assessed a premium expense charge.

Cost of Insurance and Policy Charges: The Company assumes the responsibility for providing insurance benefits included in the policy. The cost of insurance is determined each month based upon the applicable insurance rate and current net amount at risk. A policy expense charge of $7 and $10 for Product A and B, respectively, is deducted monthly for the administration of policies and the Account. (Product A policies purchased prior to May 1, 2006, a $5 expense charge is deducted monthly for administration of policies and the Account.) Product B applies an additional monthly charge of $ .03 per $1,000 of the Specified Amount (amount of insurance selected) for the administration of policies and the Account. Product C applies an additional monthly charge per $1,000 (determined by the Specified Amount and age of the insured) of the Specified Amount following an increase in the Specified Amount for the first ten policy years. The aggregate cost of insurance and policy charges can vary from month to month since the determination of both the insurance rate and the current net amount at risk depends on a number of variables as described in the Account’s prospectus.

Other Charges: A transfer charge ($25 for Product A and B and $10 for Product C) may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one policy year. In the event of a partial withdrawal, a fee equal to the lesser of $25 or 2% of the accumulated value withdrawn will be imposed. A surrender charge is applicable for all full policy surrenders or lapses within ten years following an increase in minimum death benefit for Products A and B and applicable for all full policy surrenders or lapses in the first fifteen years of the policy or within fifteen years following an increase in minimum death benefit for Product C. This surrender charge is based on a number of variables as described in the Account’s prospectus.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2023:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Products A & B:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$7,607	$10,003
American Century VP Inflation Protection Bond Fund	2,015	572
American Century VP Mid Cap Value Fund	1,964	928
American Century VP Ultra® Fund	24,377	11,655
American Century VP Value Fund	47,005	8,981

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	18,589	6,901

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	69,258	28,421
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	25,495	11,160
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	21,546	14,717

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	4,645	29,936
Calvert VP Russell 2000® Small Cap Index Portfolio	8,670	6,282
Calvert VP S&P MidCap 400 Index Portfolio	11,722	10,776

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	48,909	12,469
Federated Hermes Managed Volatility Fund II - Primary Shares	33,585	28,439
Federated Hermes Quality Bond Fund II - Primary Shares	69,785	41,605

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	45,071	75,919
Fidelity® VIP Growth & Income Portfolio - Initial Class	39,078	16,245
Fidelity® VIP Growth Portfolio - Initial Class	26,344	48,580
Fidelity® VIP High Income Portfolio - Service Class 2	40,983	27,874
Fidelity® VIP Index 500 Portfolio - Initial Class	25,988	105,593
Fidelity® VIP Mid Cap Portfolio - Service Class 2	26,124	39,203
Fidelity® VIP Overseas Portfolio - Initial Class	15,405	8,594

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$14,713	$12,551
Franklin Mutual Shares VIP Fund - Class 2	29,713	10,336
Franklin Small Cap Value VIP Fund - Class 2	25,026	15,337
Franklin Small-Mid Cap Growth VIP Fund - Class 2	4,963	6,798
Franklin U.S. Government Securities VIP Fund - Class 2	32,325	13,449
Templeton Growth VIP Fund - Class 2	9,036	40,386

Lincoln Variable Insurance Products Trust:
LVIP JPMorgan Mid Cap Value Fund - Standard	61,795	17,578
LVIP JPMorgan Small Cap Core Fund - Standard	7,022	6,620

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	35,511	18,351
T. Rowe Price Equity Income Portfolio	40,509	46,021
T. Rowe Price Mid-Cap Growth Portfolio	22,861	12,970
T. Rowe Price Moderate Allocation Portfolio	32,265	20,539

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	18,038	38,438

Product C:
Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	$459	$86
Calvert VP NASDAQ-100 Index Portfolio	275	112
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	170	38
Calvert VP S&P MidCap 400 Index Portfolio - Class F	13,048	5,348

Columbia Variable Products, Inc.:
Columbia VP Small Cap Value Fund - Class 2	10,661	3,125

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	109	68

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	366	146
Federated Hermes Managed Volatility Fund II - Primary Shares	34	18
Federated Hermes Quality Bond Fund II - Primary Shares	13,692	6,797

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$12,727	$8,542
Fidelity® VIP Growth Portfolio - Service Class 2	13,704	7,614
Fidelity® VIP High Income Portfolio - Service Class 2	10,134	3,205
Fidelity® VIP Index 500 Portfolio - Service Class 2	958	316
Fidelity® VIP Mid Cap Portfolio - Service Class 2	6,204	2,630
Fidelity® VIP Real Estate Portfolio - Service Class 2	12,191	2,226

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	29,574	8,599
Franklin Small Cap Value VIP Fund - Class 2	1,017	179
Franklin U.S. Government Securities VIP Fund - Class 2	15,254	6,472
Templeton Global Bond VIP Fund - Class 2	4,756	2,973

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	3,824	419

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	12,075	21,429

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2023 and 2022:

	Period Ended December 31,
	2023			2022
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Products A & B:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	178	185	(7)	172	694	(522)
American Century VP Inflation Protection Bond Fund	89	28	61	97	280	(183)
American Century VP Mid Cap Value Fund	23	24	(1)	24	23	1
American Century VP Ultra® Fund	92	181	(89)	85	258	(173)
American Century VP Value Fund	1,115	285	830	107	1,102	(995)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	129	184	(55)	92	345	(253)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	242	507	(265)	245	913	(668)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	70	256	(186)	88	194	(106)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	368	369	(1)	356	1,703	(1,347)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	48	331	(283)	62	493	(431)
Calvert VP Russell 2000® Small Cap Index Portfolio	184	129	55	189	241	(52)
Calvert VP S&P MidCap 400 Index Portfolio	46	172	(126)	68	638	(570)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	3,959	1,148	2,811	1,693	652	1,041
Federated Hermes Managed Volatility Fund II - Primary Shares	1,353	1,407	(54)	1,594	3,901	(2,307)
Federated Hermes Quality Bond Fund II - Primary Shares	4,428	3,147	1,281	3,499	5,012	(1,513)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	234	1,094	(860)	228	1,422	(1,194)
Fidelity® VIP Growth & Income Portfolio - Initial Class	616	357	259	172	583	(411)
Fidelity® VIP Growth Portfolio - Initial Class	135	920	(785)	168	906	(738)
Fidelity® VIP High Income Portfolio - Service Class 2	697	934	(237)	553	1,062	(509)
Fidelity® VIP Index 500 Portfolio - Initial Class	246	2,188	(1,942)	327	1,035	(708)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	190	591	(401)	216	713	(497)
Fidelity® VIP Overseas Portfolio - Initial Class	496	272	224	274	929	(655)

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2023			2022
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	514	613	(99)	506	399	107
Franklin Mutual Shares VIP Fund - Class 2	360	322	38	247	1,072	(825)
Franklin Small Cap Value VIP Fund - Class 2	174	265	(91)	185	1,210	(1,025)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	149	148	1	324	700	(376)
Franklin U.S. Government Securities VIP Fund - Class 2	1,797	863	934	675	2,113	(1,438)
Templeton Growth VIP Fund - Class 2	236	1,841	(1,605)	373	485	(112)

Lincoln Variable Insurance Products Trust:
LVIP JPMorgan Mid Cap Value Fund - Standard	304	254	50	262	773	(511)
LVIP JPMorgan Small Cap Core Fund - Standard	88	131	(43)	230	209	21

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	96	239	(143)	120	558	(438)
T. Rowe Price Equity Income Portfolio	270	1,025	(755)	597	396	201
T. Rowe Price Mid-Cap Growth Portfolio	46	115	(69)	47	68	(21)
T. Rowe Price Moderate Allocation Portfolio	525	461	64	523	1,179	(656)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	740	1,730	(990)	1,856	1,996	(140)

Product C:
Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	25	9	16	26	11	15
Calvert VP NASDAQ-100 Index Portfolio	11	5	6	13	7	6
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	5	1	4	5	1	4
Calvert VP S&P MidCap 400 Index Portfolio - Class F	343	254	89	358	243	115

Columbia Variable Products, Inc.:
Columbia VP Small Cap Value Fund - Class 2	204	107	97	136	97	39

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	6	4	2	6	4	2

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	25	14	11	26	13	13
Federated Hermes Managed Volatility Fund II - Primary Shares	2	1	1	2	1	1
Federated Hermes Quality Bond Fund II - Primary Shares	766	517	249	761	549	212

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2023			2022
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	181	210	(29)	194	167	27
Fidelity® VIP Growth Portfolio - Service Class 2	138	149	(11)	148	130	18
Fidelity® VIP High Income Portfolio - Service Class 2	312	171	141	248	260	(12)
Fidelity® VIP Index 500 Portfolio - Service Class 2	14	7	7	14	7	7
Fidelity® VIP Mid Cap Portfolio - Service Class 2	120	80	40	117	79	38
Fidelity® VIP Real Estate Portfolio - Service Class 2	408	97	311	117	293	(176)

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	754	482	272	562	799	(237)
Franklin Small Cap Value VIP Fund - Class 2	13	6	7	12	6	6
Franklin U.S. Government Securities VIP Fund - Class 2	918	517	401	776	588	188
Templeton Global Bond VIP Fund - Class 2	491	307	184	421	434	(13)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	64	13	51	35	91	(56)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	585	1,200	(615)	1,749	459	1,290

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2023, 2022, 2021, 2020 and 2019, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

Products A and B:
American Century VP Capital Appreciation Fund:
2023	6,353	$49.20	$312,601	-%	0.90%	19.62%
2022	6,360	41.13	261,586	-	0.90	(28.75)
2021	6,882	57.73	397,333	-	0.90	10.17
2020	7,177	52.40	376,121	-	0.90	41.16
2019	7,429	37.12	275,752	-	0.90	34.35
American Century VP Inflation Protection Bond Fund:
2023	1,467	14.69	21,546	3.64	0.90	2.66
2022	1,406	14.31	20,120	5.00	0.90	(13.64)
2021	1,589	16.57	26,320	3.32	0.90	5.68
2020	1,801	15.68	28,246	1.64	0.90	8.81
2019	1,713	14.41	24,687	2.59	0.90	8.18
American Century VP Mid Cap Value Fund:
2023	231	37.98	8,779	2.32	0.90	5.18
2022	232	36.11	8,362	2.25	0.90	(2.06)
2021	231	36.87	8,535	1.16	0.90	22.09
2020	239	30.20	7,228	1.89	0.90	0.30
2019	197	30.11	5,935	2.05	0.90	28.02
American Century VP Ultra® Fund:
2023	5,498	61.10	335,899	-	0.90	42.26
2022	5,587	42.95	240,003	-	0.90	(32.98)
2021	5,760	64.09	369,165	-	0.90	22.08
2020	6,601	52.50	346,594	-	0.90	48.51
2019	6,075	35.35	214,792	-	0.90	33.35
American Century VP Value Fund:
2023	5,179	30.27	156,768	2.42	0.90	8.15
2022	4,349	27.99	121,734	2.05	0.90	(0.36)
2021	5,344	28.09	150,122	1.73	0.90	23.42
2020	6,215	22.76	141,474	2.44	0.90	0.04
2019	5,660	22.75	128,746	2.12	0.90	25.90
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2023	3,523	36.95	130,149	0.53	0.90	22.43
2022	3,578	30.18	107,988	0.30	0.90	(23.75)
2021	3,831	39.58	151,651	0.60	0.90	25.53
2020	3,895	31.53	122,811	0.94	0.90	22.78
2019	4,297	25.68	110,369	1.26	0.90	32.78

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2023	13,334	$52.56	$700,817	0.72%	0.90%	19.89%
2022	13,599	43.84	596,175	0.67	0.90	(18.78)
2021	14,267	53.98	770,197	0.43	0.90	26.00
2020	15,550	42.84	666,273	0.78	0.90	22.58
2019	18,061	34.95	631,274	1.16	0.90	34.89
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2023	5,319	41.95	223,162	0.66	0.90	25.56
2022	5,505	33.41	183,958	0.80	0.90	(15.59)
2021	5,611	39.58	222,068	0.48	0.90	24.50
2020	5,717	31.79	181,731	0.77	0.90	23.50
2019	6,472	25.74	166,554	1.07	0.90	28.00
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2023	12,311	35.28	434,362	0.33	0.90	8.29
2022	12,312	32.58	401,080	-	0.90	(17.35)
2021	13,659	39.42	538,450	0.11	0.90	15.43
2020	14,263	34.15	487,117	0.66	0.90	18.82
2019	15,494	28.74	445,365	-	0.90	20.65
Calvert VP NASDAQ-100 Index Portfolio:
2023	6,719	92.85	623,833	0.33	0.90	53.04
2022	7,002	60.67	424,816	0.18	0.90	(33.25)
2021	7,433	90.89	675,550	0.27	0.90	25.75
2020	8,368	72.28	604,835	0.41	0.90	46.91
2019	11,295	49.20	555,758	0.53	0.90	37.55
Calvert VP Russell 2000® Small Cap Index Portfolio:
2023	4,515	44.52	200,994	0.89	0.90	15.58
2022	4,460	38.52	171,805	0.83	0.90	(21.23)
2021	4,512	48.90	220,644	0.76	0.90	13.51
2020	4,460	43.08	192,175	0.92	0.90	18.55
2019	6,014	36.34	218,531	0.93	0.90	23.98
Calvert VP S&P MidCap 400 Index Portfolio:
2023	3,089	60.57	187,077	1.23	0.90	15.09
2022	3,215	52.63	169,180	0.91	0.90	(14.10)
2021	3,785	61.27	231,900	0.85	0.90	23.30
2020	3,870	49.69	192,287	1.23	0.90	12.29
2019	5,177	44.25	229,048	1.17	0.90	24.72
Federated Hermes Government Money Fund II - Service Shares:
2023	29,175	9.78	285,389	4.44	0.90	3.60
2022	26,364	9.44	248,949	1.17	0.90	0.21
2021	25,323	9.42	238,504	-	0.90	(0.84)
2020	24,423	9.50	232,091	0.14	0.90	(0.73)
2019	14,592	9.57	139,639	1.64	0.90	0.74

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

Federated Hermes Managed Volatility Fund II - Primary Shares:
2023	36,628	$18.64	$682,705	1.86%	0.90%	7.75%
2022	36,682	17.30	634,747	1.85	0.90	(14.53)
2021	38,989	20.24	789,294	1.75	0.90	17.40
2020	39,137	17.24	674,552	2.79	0.90	0.06
2019	46,169	17.23	795,519	2.08	0.90	19.16
Federated Hermes Quality Bond Fund II - Primary Shares:
2023	63,484	12.22	775,486	2.62	0.90	5.25
2022	62,203	11.61	722,325	2.57	0.90	(10.07)
2021	63,716	12.91	822,868	2.43	0.90	(2.34)
2020	61,999	13.22	819,344	2.77	0.90	7.22
2019	66,273	12.33	817,367	2.92	0.90	8.44
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2023	12,449	71.69	892,512	0.49	0.90	32.27
2022	13,309	54.20	721,394	0.50	0.90	(26.97)
2021	14,503	74.22	1,076,382	0.06	0.90	26.70
2020	15,886	58.58	930,603	0.26	0.90	29.40
2019	20,636	45.27	934,231	0.46	0.90	30.42
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2023	6,619	44.55	294,904	1.69	0.90	17.67
2022	6,360	37.86	240,807	1.62	0.90	(5.80)
2021	6,771	40.19	272,141	2.43	0.90	24.81
2020	7,518	32.20	242,060	2.14	0.90	6.87
2019	8,093	30.13	243,794	3.54	0.90	28.93
Fidelity® VIP Growth Portfolio - Initial Class:
2023	7,709	61.47	473,842	0.13	0.90	35.04
2022	8,494	45.52	386,693	0.62	0.90	(25.13)
2021	9,232	60.80	561,301	-	0.90	22.11
2020	9,901	49.79	492,960	0.07	0.90	42.62
2019	9,474	34.91	330,768	0.27	0.90	33.09
Fidelity® VIP High Income Portfolio - Service Class 2:
2023	14,677	28.88	423,919	5.78	0.90	9.23
2022	14,914	26.44	394,271	5.11	0.90	(12.45)
2021	15,423	30.20	465,762	5.36	0.90	3.35
2020	15,168	29.22	443,175	5.04	0.90	1.53
2019	15,341	28.78	441,558	5.13	0.90	13.75
Fidelity® VIP Index 500 Portfolio - Initial Class:
2023	13,918	51.76	720,436	1.45	0.90	25.05
2022	15,860	41.39	656,372	1.45	0.90	(18.94)
2021	16,568	51.06	845,897	1.23	0.90	27.43
2020	17,634	40.07	706,548	1.75	0.90	17.20
2019	18,520	34.19	633,227	2.00	0.90	30.20

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2023	7,864	$66.22	$520,740	0.39%	0.90%	13.78%
2022	8,265	58.20	481,004	0.27	0.90	(15.73)
2021	8,762	69.06	605,076	0.35	0.90	24.21
2020	10,842	55.60	602,849	0.41	0.90	16.81
2019	14,351	47.60	683,146	0.67	0.90	22.08
Fidelity® VIP Overseas Portfolio - Initial Class:
2023	6,465	29.80	192,649	1.07	0.90	19.44
2022	6,241	24.95	155,713	1.05	0.90	(25.16)
2021	6,896	33.34	229,891	0.53	0.90	18.65
2020	7,450	28.10	209,345	0.39	0.90	14.60
2019	13,614	24.52	333,877	1.75	0.90	26.59
Franklin Global Real Estate VIP Fund - Class 2:
2023	10,589	20.25	214,466	2.88	0.90	10.41
2022	10,688	18.34	195,991	2.40	0.90	(26.70)
2021	10,581	25.02	264,787	0.89	0.90	25.67
2020	11,080	19.91	220,656	3.11	0.90	(6.26)
2019	13,128	21.24	278,812	2.63	0.90	21.30
Franklin Mutual Shares VIP Fund - Class 2:
2023	6,630	30.72	203,664	1.91	0.90	12.49
2022	6,592	27.31	180,069	1.85	0.90	(8.26)
2021	7,417	29.77	220,834	2.93	0.90	18.09
2020	7,546	25.21	190,226	2.95	0.90	(5.90)
2019	7,090	26.79	189,907	1.87	0.90	21.50
Franklin Small Cap Value VIP Fund - Class 2:
2023	5,349	55.11	294,815	0.52	0.90	11.74
2022	5,440	49.32	268,337	0.96	0.90	(10.86)
2021	6,465	55.33	357,761	1.00	0.90	24.25
2020	6,648	44.53	296,054	1.48	0.90	4.24
2019	6,778	42.72	289,558	1.06	0.90	25.21
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2023	5,280	42.73	225,614	-	0.90	25.60
2022	5,279	34.02	179,573	-	0.90	(34.27)
2021	5,655	51.76	292,713	-	0.90	9.04
2020	5,851	47.47	277,804	-	0.90	53.67
2019	6,748	30.89	208,423	-	0.90	30.28
Franklin U.S. Government Securities VIP Fund - Class 2:
2023	23,337	14.09	328,877	2.73	0.90	3.53
2022	22,403	13.61	304,932	2.39	0.90	(10.58)
2021	23,841	15.22	362,792	2.52	0.90	(2.69)
2020	21,172	15.64	331,133	3.32	0.90	2.89
2019	27,581	15.20	419,195	2.88	0.90	4.32

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

Templeton Growth VIP Fund - Class 2:
2023	5,731	$23.72	$135,948	3.28%	0.90%	19.92%
2022	7,336	19.78	145,113	0.16	0.90	(12.28)
2021	7,448	22.55	167,976	1.10	0.90	3.92
2020	7,928	21.70	172,031	2.96	0.90	4.88
2019	7,815	20.69	161,735	2.74	0.90	14.12
LVIP JPMorgan Mid Cap Value Fund - Standard:
2023	6,290	65.55	412,334	3.19	0.90	9.93
2022	6,240	59.63	372,128	0.94	0.90	(8.98)
2021	6,751	65.51	442,275	0.88	0.90	28.73
2020	7,226	50.89	367,757	1.48	0.90	(0.53)
2019	7,102	51.16	363,368	1.58	0.90	25.64
LVIP JPMorgan Small Cap Core Fund - Standard:
2023	3,845	46.06	177,074	1.37	0.90	12.10
2022	3,888	41.09	159,745	0.45	0.90	(20.06)
2021	3,867	51.40	198,765	0.51	0.90	20.29
2020	3,995	42.73	170,690	0.96	0.90	12.68
2019	4,032	37.92	152,922	0.41	0.90	23.44
T. Rowe Price All-Cap Opportunities Portfolio:
2023	6,066	72.76	441,362	0.25	0.90	27.81
2022	6,209	56.93	353,446	-	0.90	(22.21)
2021	6,647	73.18	486,425	-	0.90	19.71
2020	7,277	61.13	444,816	-	0.90	43.09
2019	15,232	42.72	650,705	0.41	0.90	33.75
T. Rowe Price Equity Income Portfolio:
2023	11,128	45.18	502,765	2.09	0.90	8.55
2022	11,883	41.62	494,537	1.89	0.90	(4.19)
2021	11,682	43.44	507,472	1.58	0.90	24.43
2020	12,940	34.91	451,758	2.31	0.90	0.29
2019	17,134	34.81	596,531	2.30	0.90	25.26
T. Rowe Price Mid-Cap Growth Portfolio:
2023	3,115	101.82	317,166	-	0.90	18.89
2022	3,184	85.64	272,707	-	0.90	(23.27)
2021	3,205	111.61	357,746	-	0.90	13.82
2020	3,851	98.06	377,621	-	0.90	22.70
2019	4,032	79.92	322,239	0.14	0.90	30.12
T. Rowe Price Moderate Allocation Portfolio:
2023	14,131	40.69	574,955	2.33	0.90	14.33
2022	14,067	35.59	500,651	1.55	0.90	(19.04)
2021	14,723	43.96	647,278	0.98	0.90	9.08
2020	14,828	40.30	597,633	1.37	0.90	13.52
2019	19,140	35.50	679,566	1.96	0.90	18.73

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

T. Rowe Price International Stock Portfolio:
2023	18,549	$22.05	$409,008	0.99%	0.90%	15.20%
2022	19,539	19.14	373,984	0.79	0.90	(16.56)
2021	19,679	22.94	451,436	0.59	0.90	0.44
2020	19,858	22.84	453,651	0.59	0.90	13.41
2019	20,036	20.14	403,530	2.44	0.90	26.67

Product C:
Calvert VP EAFE International Index Portfolio - Class F:
2023	752	$10.39	$7,815	3.02%	-%	17.53%
2022	736	8.84	6,507	3.57	-	(14.75)
2021	721	10.37	7,477	1.80	-	10.67
2020	704	9.37	6,591	3.46	-	7.09
2019	-	-	-	-	-	-
Calvert VP NASDAQ-100 Index Portfolio:
2023	433	26.13	11,317	0.34	-	54.43
2022	427	16.92	7,225	0.18	-	(32.64)
2021	421	25.12	10,586	0.28	-	26.87
2020	415	19.80	8,218	0.47	-	34.60
2019	-	-	-	-	-	-
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F:
2023	75	32.60	2,442	0.93	-	16.35
2022	71	28.02	1,993	0.82	-	(20.67)
2021	67	35.32	2,374	0.78	-	14.30
2020	65	30.90	2,003	1.14	-	19.40
2019	60	25.88	1,560	0.93	-	24.78
Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2023	5,210	22.76	118,596	1.26	-	15.89
2022	5,121	19.64	100,592	0.96	-	(13.52)
2021	5,006	22.71	113,693	0.80	-	24.17
2020	5,968	18.29	109,149	1.30	-	13.11
2019	5,276	16.17	85,330	1.19	-	25.54
Columbia VP Small Cap Value Fund - Class 2:
2023	2,222	32.80	72,892	0.44	-	21.66
2022	2,125	26.96	57,297	0.49	-	(8.98)
2021	2,086	29.62	61,791	0.45	-	28.78
2020	2,921	23.00	67,171	0.36	-	8.59
2019	2,388	21.18	50,576	0.28	-	21.03
DWS International Growth VIP - Class A:
2023	40	19.49	787	0.69	-	16.08
2022	38	16.79	646	1.04	-	(28.52)
2021	36	23.49	849	0.37	-	8.10
2020	35	21.73	765	1.45	-	22.70
2019	33	17.71	591	1.16	-	31.19

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

Federated Hermes Government Money Fund II - Service Shares:
2023	207	$10.93	$2,266	4.47%	-%	4.49%
2022	196	10.46	2,046	1.16	-	1.16
2021	183	10.34	1,890	-	-	-
2020	163	10.34	1,690	0.25	-	0.19
2019	148	10.32	1,527	1.65	-	1.67
Federated Hermes Managed Volatility Fund II - Primary Shares:
2023	16	13.40	216	2.03	-	8.68
2022	15	12.33	188	1.60	-	(13.78)
2021	14	14.30	204	1.63	-	18.57
2020	13	12.06	162	2.76	-	0.92
2019	12	11.95	147	2.32	-	20.22
Federated Hermes Quality Bond Fund II - Primary Shares:
2023	10,959	13.66	149,666	2.58	-	6.14
2022	10,710	12.87	137,814	2.53	-	(9.24)
2021	10,498	14.18	148,889	2.13	-	(1.39)
2020	8,197	14.38	117,908	2.79	-	8.12
2019	9,157	13.30	121,816	2.89	-	9.38
Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2023	3,281	46.31	151,949	0.27	-	33.11
2022	3,310	34.79	115,182	0.27	-	(26.49)
2021	3,283	47.33	155,399	0.03	-	27.51
2020	3,255	37.12	120,837	0.08	-	30.25
2019	3,770	28.50	107,457	0.22	-	31.28
Fidelity® VIP Growth Portfolio - Service Class 2:
2023	2,624	58.80	154,263	-	-	35.89
2022	2,635	43.27	113,994	0.34	-	(24.64)
2021	2,617	57.42	150,245	-	-	22.90
2020	2,777	46.72	129,717	0.04	-	43.53
2019	3,234	32.55	105,249	0.05	-	34.01
Fidelity® VIP High Income Portfolio - Service Class 2:
2023	3,949	19.85	78,412	5.92	-	10.22
2022	3,808	18.01	68,578	5.21	-	(11.67)
2021	3,820	20.39	77,898	5.49	-	4.30
2020	3,208	19.55	62,720	5.10	-	2.41
2019	2,974	19.09	56,765	5.20	-	14.79
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2023	351	48.98	17,210	1.29	-	25.88
2022	344	38.91	13,392	1.23	-	(18.43)
2021	337	47.70	16,066	1.06	-	28.19
2020	329	37.21	12,258	1.51	-	17.90
2019	133	31.56	4,198	1.82	-	31.06

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2023	2,116	$35.29	$74,692	0.40%	-%	14.80%
2022	2,076	30.74	63,810	0.28	-	(14.97)
2021	2,038	36.15	73,695	0.35	-	25.30
2020	2,417	28.85	69,750	0.40	-	17.85
2019	1,988	24.48	48,657	0.69	-	23.20
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2023	2,093	24.90	52,111	2.40	-	10.86
2022	1,782	22.46	40,025	1.10	-	(27.69)
2021	1,958	31.06	60,821	0.98	-	38.66
2020	1,843	22.40	41,280	2.00	-	(6.78)
2019	1,749	24.03	42,033	1.52	-	22.92
Franklin Mutual Shares VIP Fund - Class 2:
2023	8,618	19.19	165,415	1.94	-	13.42
2022	8,346	16.92	141,174	1.87	-	(7.39)
2021	8,583	18.27	156,847	2.86	-	19.18
2020	9,160	15.33	140,462	3.01	-	(5.08)
2019	8,337	16.15	134,630	1.89	-	22.53
Franklin Small Cap Value VIP Fund - Class 2:
2023	313	35.24	11,029	0.52	-	12.77
2022	306	31.25	9,569	0.99	-	(10.07)
2021	300	34.75	10,428	1.01	-	25.36
2020	293	27.72	8,129	1.65	-	5.20
2019	54	26.35	1,420	1.04	-	26.32
Franklin U.S. Government Securities VIP Fund - Class 2:
2023	11,352	12.92	146,687	2.70	-	4.45
2022	10,951	12.37	135,452	2.34	-	(9.77)
2021	10,763	13.71	147,520	2.65	-	(1.79)
2020	7,877	13.96	109,963	3.32	-	3.79
2019	8,859	13.45	119,109	2.84	-	5.24
Templeton Global Bond VIP Fund - Class 2:
2023	5,692	10.08	57,372	-	-	2.86
2022	5,508	9.80	53,958	-	-	(4.95)
2021	5,521	10.31	56,904	-	-	(4.98)
2020	3,956	10.85	42,910	8.50	-	(5.24)
2019	4,045	11.45	46,324	6.98	-	1.96
T. Rowe Price Equity Income Portfolio:
2023	880	34.28	30,174	2.12	-	9.52
2022	829	31.30	25,956	1.87	-	(3.34)
2021	885	32.38	28,645	1.57	-	25.55
2020	918	25.79	23,663	2.40	-	1.18
2019	816	25.49	20,807	2.33	-	26.38

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

T. Rowe Price International Stock Portfolio:
2023	9,754	$18.87	$184,100	1.00%	-%	16.19%
2022	10,369	16.24	168,355	0.83	-	(15.81)
2021	9,079	19.29	175,110	0.59	-	1.31
2020	9,145	19.04	174,083	0.60	-	14.49
2019	9,125	16.63	151,767	2.52	-	27.73

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

(A)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that contained net assets for a period less than the entire reporting period presented, average net assets have been calculated using only the period in which the subaccount contained net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(B)	These ratios represent the annualized policy expenses of the separate account, consisting of applicable mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(C)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that contained net assets for a period less than the entire reporting period presented, total return has been calculated using only the period in which the subaccount contained net assets and has not been annualized.

7. Subsequent Events

Reorganization of American Century Variable Portfolio funds into newly formed funds of Lincoln Variable Insurance Products Trust was approved April 4, 2024. On or about April 26, 2024, assets of each fund will be transferred as noted below. In addition, subaccounts that invest in the American Century Variable Portfolio funds will transfer their investment into the respective newly formed fund as noted below.

Newly formed fund/portfolio	Former fund/portfolio
LVIP American Century Capital Appreciation Fund – Standard II	American Century VP Capital Appreciation Fund
LVIP American Century Inflation Protection Fund – Standard II	American Century VP Inflation Protection Bond Fund
LVIP American Century Mid Cap Value Fund – Standard II	American Century VP Mid Cap Value Fund
LVIP American Century Ultra Fund – Standard II	American Century VP Ultra® Fund
LVIP American Century Value Fund – Standard II	American Century VP Value Fund